Acquisitions and business divestments - Divestments (Details 2) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Acquisitions and business divestments
Proceeds from divestments of consolidated businesses, net of transaction costs	$ 1,090
Net gains relating to divestments of consolidated businesses, net of transaction costs	$ 543